13. Taxes (Details 4) R$ in Thousands	Dec. 31, 2017 BRL (R$)
DisclosureOfDebtAfterSpecialTaxRegularizationProgramLineItems [Line Items]
Principal	R$ 557,365
Fine	111,473
Interest	171,263
Consolidated debt before joining Pert	840,101
Reduction of fine and interest - Pert	154,197
Debt balance	685,904
PIS
DisclosureOfDebtAfterSpecialTaxRegularizationProgramLineItems [Line Items]
Principal	29,432
Fine	5,886
Interest	8,612
Consolidated debt before joining Pert	43,930
Reduction of fine and interest - Pert	7,866
Debt balance	36,064
Cofins
DisclosureOfDebtAfterSpecialTaxRegularizationProgramLineItems [Line Items]
Principal	135,614
Fine	27,123
Interest	39,678
Consolidated debt before joining Pert	202,415
Reduction of fine and interest - Pert	36,242
Debt balance	166,173
IRPJ
DisclosureOfDebtAfterSpecialTaxRegularizationProgramLineItems [Line Items]
Principal	286,528
Fine	57,306
Interest	89,814
Consolidated debt before joining Pert	433,648
Reduction of fine and interest - Pert	80,404
Debt balance	353,244
CSLL
DisclosureOfDebtAfterSpecialTaxRegularizationProgramLineItems [Line Items]
Principal	105,791
Fine	21,158
Interest	33,159
Consolidated debt before joining Pert	160,108
Reduction of fine and interest - Pert	29,685
Debt balance	R$ 130,423